Reinsurance and Indemnification - Below FHCF Contract (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) limit
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Florida Excess Catastrophe Reinsurance Agreement, Provisional
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	100.00%
Number of limits available per contract year | limit	3
Limit of aggregate losses under aggregate excess agreement	$ 36
Retention amount for catastrophe reinsurance agreement contracts	$ 20
Catastrophe reinsurance agreement contracts, number of limits remaining per a contract year | limit	2
Hurricane | Florida Excess Catastrophe Reinsurance Agreement, Provisional
Reinsurance Retention Policy [Line Items]
Catastrophe reinsurance aggregate loss limit, exhausted	$ 36